Investment in Affiliates and Available-for-Sale Securities - Navios Europe (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended			0 Months Ended			0 Months Ended		3 Months Ended		6 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 18, 2013 Funded from Senior Loan $117,753	Dec. 31, 2013 New Junior Loan	Dec. 18, 2013 New Junior Loan	Oct. 09, 2013 Navios Holdings, Acquisition, Partners	Dec. 18, 2013 Navios Holdings, Acquisition, Partners	Jun. 30, 2014 Navios Europe	Jun. 30, 2013 Navios Europe	Jun. 30, 2014 Navios Europe	Jun. 30, 2013 Navios Europe	Dec. 31, 2013 Navios Europe	Jun. 30, 2014 Navios Holdings	Dec. 31, 2013 Navios Holdings
Business Acquisition [Line Items]
Cash consideration						$ 127,753
Long-term debt	1,624,712	1,418,728	1,624,712	1,418,728						10,000
Debt Instrument Face Amount								173,367
Loans Payable Fair Value Disclosure							71,929
Revolving loan facility to fund working capital requirements, outstanding									24,100
Estimated maximum potential loss																10,241	7,410
Investments in affiliates	340,375	303,103	340,375	303,103	335,303						4,903		4,903		4,750
Portion of the carrying balance of related party loan																5,491	2,660
Equity in net earnings of affiliated companies	$ 7,079	$ 4,127	$ 29,497	$ 18,250							$ 311	$ 0	$ 462	$ 0
Profit Sharing Arrangement													On an ongoing basis, Navios Europe is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loan) according to a defined waterfall calculation.